Intangible assets - Other intangible assets - Disclosure of detailed information about intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	€ 4,904	€ 3,871	€ 3,437
Net additions and disposals	2,197	1,757	1,409
Change in scope of consolidation	181	381	3
Amortization and impairment	(1,482)	(1,226)	(1,078)
Application of amortization and impairment	0	0	0
Exchange differences and other	54	121	100
Intangible assets, end balance	5,854	4,904	3,871
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	12,502	10,712	9,376
Net additions and disposals	2,197	1,757	1,409
Change in scope of consolidation	176	381	5
Amortization and impairment	0	0	0
Application of amortization and impairment	(230)	(511)	(293)
Exchange differences and other	128	163	215
Intangible assets, end balance	14,773	12,502	10,712
Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(7,554)	(6,707)	(5,809)
Net additions and disposals	0	0	0
Change in scope of consolidation	5	0	(2)
Amortization and impairment	(1,429)	(1,151)	(1,013)
Application of amortization and impairment	209	412	232
Exchange differences and other	(82)	(108)	(115)
Intangible assets, end balance	(8,851)	(7,554)	(6,707)
Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(44)	(134)	(130)
Net additions and disposals	0	0	0
Change in scope of consolidation	0	0	0
Amortization and impairment	(53)	(75)	(65)
Addition	(53)	(75)	(65)
Liberation	0	0	0
Application of amortization and impairment	21	99	61
Exchange differences and other	8	66	0
Intangible assets, end balance	(68)	(44)	(134)
Brand names | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	33	4	37
Net additions and disposals	0	0	0
Change in scope of consolidation	8	27	0
Application of amortization and impairment	(2)	0	(34)
Exchange differences and other	1	2	1
Intangible assets, end balance	€ 40	€ 33	€ 4
IT developments | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years	3 years	3 years
IT developments | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years	10 years	10 years
IT developments | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	€ 10,721	€ 9,189	€ 7,900
Net additions and disposals	2,197	1,748	1,325
Change in scope of consolidation	18	153	4
Application of amortization and impairment	(196)	(497)	(212)
Exchange differences and other	127	128	172
Intangible assets, end balance	12,867	10,721	9,189
IT developments | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(6,866)	(6,149)	(5,307)
Net additions and disposals	0	0	0
Change in scope of consolidation	0	0	(1)
Amortization and impairment	(1,294)	(1,024)	(922)
Application of amortization and impairment	177	403	178
Exchange differences and other	(95)	(96)	(97)
Intangible assets, end balance	(8,078)	(6,866)	(6,149)
Other | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	1,748	1,519	1,439
Net additions and disposals	0	9	84
Change in scope of consolidation	150	201	1
Application of amortization and impairment	(32)	(14)	(47)
Exchange differences and other	0	33	42
Intangible assets, end balance	1,866	1,748	1,519
Other | Accumulated amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(688)	(558)	(502)
Net additions and disposals	0	0	0
Change in scope of consolidation	5	0	(1)
Amortization and impairment	(135)	(127)	(91)
Application of amortization and impairment	32	9	54
Exchange differences and other	13	(12)	(18)
Intangible assets, end balance	€ (773)	€ (688)	€ (558)